Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025 (remaining)	$ 39	$ 159
2026	161	167
2027	169	175
2028	177	184
2029	187	193
2030 and thereafter	435	453
Total minimum lease payments	1,168	1,331
Less: effects of discounting	(303)	(379)
Total operating lease liability	$ 865	$ 952	$ 1,066